Inventories - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Write-off of inventory	$ 186,000	$ 155,000
Inventory, Finished goods	$ 0	$ 0